Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
Concentration of market risk:
The Plan invests certain Plan assets in the Company’s common stock. These investments comprised approximately 7.8% and 7.9% of Plan net assets at December 31, 2025 and 2024, respectively. It is reasonably possible that a decline in the value of the Company’s common stock could occur and that such a change could severely impact certain participant account balances and the amounts reported on the Statements of Net Assets Available for Benefits. At December 31, 2025 and 2024, the Plan held Company stock valued at $14,539,556 and $12,934,398, respectively.
Other risks:
The Plan invests in various investment securities which are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, including investments in excess of 10% of Plan net assets, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.